Related Party Transactions (Details) - CAD ($)	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Amounts due to related parties	$ 27,197	$ 79,904
Shareholder loan [Member]
Disclosure of transactions between related parties [line items]
Amounts due to related parties	10,383
Due to related parties [Member]
Disclosure of transactions between related parties [line items]
Amounts due to related parties	$ 16,814	$ 79,904